Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	£ 2,206	£ 2,198
Property, plant and equipment	622	658
Deferred tax asset	125	117
Total non-current assets	2,953	2,973
Current assets
Prepayments, accrued income and other receivables	829	849
Current income tax receivable	2,498	1,761
Cash and cash equivalents	19,503	24,251
Total current assets	22,830	26,861
Total assets	25,783	29,834
Capital and reserves
Share capital and share premium	189,657	189,586
Other reserves	84,352	87,075
Accumulated deficit	(253,749)	(252,334)
Total equity attributable to equity holders of the Company	20,260	24,327
Non-current liabilities
Provisions	58	58
Lease liabilities	637	656
Total non-current liabilities	695	714
Current liabilities
Trade payables	450	522
Payroll taxes and social security	125	99
Accrued expenditure	4,218	4,152
Lease liabilities	35	20
Total current liabilities	4,828	4,793
Total liabilities	5,523	5,507
Total equity and liabilities	£ 25,783	£ 29,834